Schedule of Investments
November 30, 2022 (unaudited)
Monteagle Opportunity Equity Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 90.80%

Banks - 7.03%
Bank OZK	6,400	295,360
Cathay General Bancorp	5,100	236,997
East West Bancorp, Inc.	3,600	252,756
First Interstate Bancsystem, Inc. Class A	5,500	239,910
Heartland Financial USA, Inc.	4,500	219,555
NMI Holdings, Inc. Class A (2)	18,000	387,540
South State Corp.	2,200	193,270
Washington Federal, Inc.	7,900	278,633

		2,104,021

Captial Goods - 12.42%
A.O. Smith Corp.	2,400	218,664
AGCO Corp.	2,100	225,624
Applied Industrial Technologies, Inc.	3,000	278,229
AZZ, Inc.	3,600	203,987
Crane Holdings, Inc.	900	243,662
Cummins, Inc.	4,900	251,160
Curtiss-Wright Corp.	1,800	264,975
EMCOR Group, Inc.	900	371,760
Franklin Electric Co., Inc.	4,100	249,900
Huntington Ingalls Industries, Inc,	2,400	208,764
John Bean Technologies Corp.	1,000	165,348
L3Harris Technologies, Inc.	1,700	204,372
Masco Corp.	1,000	208,198
Myr Group, Inc. (2)	2,300	229,272
Nordson Corp.	2,000	236,490
Stanley Black & Decker, Inc.	1,500	163,440

		3,723,845

Chemicals - 1.74%
Celanese Corp.	1,800	193,140
Eastman Chemical Co.	3,800	329,156

		522,296

Commercial & Professional Services - 0.74%
Republic Services, Inc.	1,600	222,864

Consumer Durables & Apparel - 2.08%
Helen of Troy Ltd. (Bermuda) (2)	1,500	147,810
PulteGroup, Inc.	5,700	255,246
Whirlpool Corp.	1,500	219,795

		622,851

Consumer Services - 3.96%
Cracker Barrel Old Country Store, Inc.	2,800	321,440
Dine Brands Global, Inc.	3,800	283,442
Service Corp. International	3,700	264,365
Yum China Holdings, Inc. (China)	5,800	319,696

		1,188,943

Containers & Packaging - 1.49%
Amcor PLC (Switzerland)	18,800	232,180
Sonoco Products Co.	3,500	214,795

		446,975

Diversified Financials - 2.26%
Cboe Global Markets, Inc.	1,800	228,312
Lazard Ltd. Class A (Bermuda)	6,000	219,660
SEI Investments Co. (2)	3,700	230,436

		678,408

Electric Utilities - 2.22%
Hawaiian Electric Industries, Inc.	5,200	213,616
OGE Energy Corp.	3,000	121,380
Otter Tail Corp,	3,200	190,816
PPL Corp.	4,700	138,744

		664,556

Energy Equipment & Services - 1.20%
Halliburton Co.	9,500	359,955

Food & Staples Retailing - 0.75%
The Kroger Co.	4,600	226,274

Food, Beverage & Tobacco - 3.04%
Archer-Daniels Midland Co.	2,400	234,000
Darling Ingredients, Inc. (2)	3,200	229,856
Ingredion, Inc.	2,200	215,534
Tyson Foods, Inc. Class A	3,500	231,980

		911,370

Gas Utilities - 0.46%
UGI Corp.	3,600	139,140

Healthcare Equipment & Services - 6.44%
Baxter International, Inc.	3,300	186,549
Cardinal Health, Inc.	4,100	328,697
DaVita, Inc. (2)	2,900	213,817
InMode Ltd. (Isreal) (2)	9,200	353,188
Molina Healthcare, Inc. (2)	900	303,093
The Ensign Group, Inc.	3,000	285,000
Universal Health Services, Inc. Class B	2,000	261,700

		1,932,044

Insurance - 5.00%
Aflac, Inc.	3,600	258,948
American Equity Investment Life Holding Co.	5,400	218,754
Everest Re Group Ltd. (Bermuda)	700	236,558
The Hanover Insurance Group, Inc.	1,400	206,220
The Hartford Financial Services Group, Inc.	4,600	351,302
The Travelers Cos., Inc.	1,200	227,772

		1,499,554

Media & Entertainment - 1.93%
Paramount Global Class B	5,400	108,432
Sciplay Corp. Class A (2)	17,000	272,340
Warner Music Group Corp. Class A	5,800	198,766

		579,538

Metals & Mining - 2.28%
Agnico Eagle Mines Ltd. (Canada)	4,078	205,409
Barrick Gold Corp.	11,300	184,416
Ternium SA ADR	9,300	292,857

		682,682

Multi Utilities - 1.87%
Avista Corp.	3,000	123,840
DTE Energy Co.	1,000	116,010
MDU Resources Group, Inc.	10,200	321,198

		561,048

Oil, Gas & Consumable Fuels - 4.73%
California Resources Corp.	11,600	526,408
Devon Energy Corp.	5,100	349,452
ONEOK, Inc.	8,100	542,052

		1,417,912

Pharmaceuticals, Biotechnology & Life Science - 4.03%
Biogen, Inc. (2)	1,000	305,170
Incyte Corp. (2)	2,800	223,076
Jazz Pharmaceuticals PLC (Ireland) (2)	1,400	219,674
PerkinElmer, Inc.	1,500	209,595
United Therapeutics Corp. (2)	900	251,901

		1,209,416

Retailing - 6.60%
Best Buy Co., Inc.	3,600	307,080
Dollar Tree, Inc. (2)	1,800	270,522
Ebay, Inc.	5,600	254,464
Genuine Parts Co.	2,800	513,324
MINISO Group Holding Limited ADR	29,000	342,490
Penske Automotive Group, Inc.	2,300	290,835

		1,978,715

Semiconductors & Semiconductor Equipment - 3.16%
Kulicke & Soffa Industries, Inc.	8,500	407,575
NXP Semiconductors NV (Netherlands)	1,600	281,344
Qorvo, Inc. (2)	2,600	258,050

		946,969

Software & Services - 7.33%
A10 Networks, Inc.	26,400	493,944
Amdocs Ltd.	3,000	266,580
Check Point Software Technology Ltd. (Israel) (2)	2,050	272,301
Fair Isaac Corp. (2)	700	433,804
Genpact Ltd. (Bermuda)	5,900	272,049
Leidos Holdings, Inc.	2,000	218,660
PagSeguro Digital Ltd. Class A (Brazil) (2)	22,900	241,137

		2,198,475

Technology Hardware & Equipment - 5.23%
Arrow Electronics, Inc. (2)	3,100	337,094
Cognex Corp.	5,600	278,768
Flex Ltd. (Singapore) (2)	16,600	364,868
TE Connectivity Ltd. (Switzerland)	2,100	264,852
Zebra Technologies Corp. Class A (2)	1,200	324,336

		1,569,918

Telecommunication Services - 0.49%
BCE, Inc.	3,100	147,684

Transportation - 1.87%
ArcBest Corp.	2,900	240,033
Landstar System, Inc.	1,850	320,013

		560,046

Water Utilities - 0.46%
American Water Works Co., Inc.	900	136,584

Total Common Stock	(Cost $ 23,299,255)	27,232,083

Real Estate Investment Trusts - 7.84%

Eastgroup Properties, Inc.	3,700	574,388
LTC Properties, Inc.	10,400	408,616
Mid-America Apartment Communities, Inc.	3,500	577,080
National Health Investors, Inc.	6,500	365,690
National Retail Properties, Inc.	9,200	426,512

Total Real Estate Investment Trusts	(Cost $ 2,026,994 )	2,352,286

Money Market Registered Investment Companies - 1.29%

Federated Hermes Government Obligations Fund - Institutional Class, 3.61% (3)	386,073	386,073

Total Money Market Registered Investment Companies	(Cost $ 386,073)	386,073

Total Investments - 99.93%		29,970,442

Other Assets Less Liabilities - 0.07%		19,646

Total Net Assets - 100.00%		29,990,088

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2022 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$29,970,442	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$29,970,442	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
ADR - American Depositary Receipt
PLC - Public Limited Company